Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following table summarizes income and expense from transactions with related parties for the periods indicated:

	Nine Months Ended September 30,
	2013		2012
	Income	Expense	Income	Expense
ING V(1)	$1.5	$6.0	$1.3	$9.9
ING Group	7.3	13.7	13.9	2.8
ING Bank(1)	1.6	34.1	39.7	85.0
Other	13.2	10.9	7.8	3.4

Total	$23.6	$64.7	$62.7	$101.1

(1)	See “Derivatives” section below.

Assets and liabilities from transactions with related parties as of the dates indicated are shown in the following table:

	September 30, 2013		December 31, 2012
	Assets	Liabilities	Assets	Liabilities
ING V	$0.5	$0.2	$0.3	$501.9
ING Group	5.8	0.9	3.4	0.1
ING Bank	10.3	5.1	33.6	33.6
Other	4.6	2.0	2.2	1.1

Total	$21.2	$8.2	$39.5	$536.7

The following tables summarize income and expense from transactions with related parties for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Income	Expense	Income	Expense	Income	Expense
ING V	$1.8	$13.5	$11.1	$38.9	$(36.6)	$115.2
ING Group	13.9	8.2	—	78.1	—	78.3
ING Bank	35.5	104.6	367.9	67.1	(106.5)	91.0
Other	10.5	7.9	18.4	20.7	17.6	13.3

Total	$61.7	$134.2	$397.4	$204.8	$(125.5)	$297.8

Assets and liabilities from transactions with related parties as of December 31, 2012 and 2011 are shown in the following table:

	2012		2011
	Assets	Liabilities	Assets	Liabilities
ING V	$0.3	$501.9	$0.4	$502.1
ING Group	3.4	0.1	0.4	—
ING Bank	33.6	33.6	13.7	14.7
Other	2.2	1.1	9.7	1.1

Total	$39.5	$536.7	$24.2	$517.9